Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	BEST Inc.
Entity Central Index Key	0001709505
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	232,648,452
Class B ordinary shares
Entity Common Stock, Shares Outstanding	94,075,249
Class C ordinary shares
Entity Common Stock, Shares Outstanding	47,790,698